Unaudited Interim Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues	$ 14,306,084	$ 7,359,679
Cost of revenues	(12,479,546)	(6,571,294)
Gross profit	1,826,538	788,385
Operating expenses
Selling and distribution expenses	(1,103,932)	(503,504)
General administrative expenses	(4,739,521)	(6,239,331)
Total operating expenses	(5,843,453)	(6,742,835)
Loss from operations	(4,016,915)	(5,954,450)
Other income (expense)
Other income	750,338	582,021
Finance costs	(52,559)	(586,990)
Total other income (expense), net	697,779	(4,969)
Loss before income taxes	(3,319,136)	(5,959,419)
Income taxes
Net loss from continuing operations, net of tax	(3,319,136)	(5,959,419)
Net loss from discontinued operations, net of tax		(1,727,481)
Total net loss	(3,319,136)	(7,686,900)
Less: Net loss attributable to non-controlling interests	(3,133)	(16,375)
Net loss attributable to shareholders of Webuy Global Ltd	(3,316,003)	(7,670,525)
Net loss	(3,319,136)	(7,686,900)
Foreign currency translation	426,780	(668,618)
Comprehensive loss	(2,892,356)	(8,355,518)
Less: Comprehensive income / (loss) attributable to non-controlling interests	3,132	(142,374)
Comprehensive loss attributable to shareholders of Webuy Global Ltd	$ (2,889,224)	$ (8,497,892)
Class A Ordinary Shares
Basic and diluted loss per ordinary share (restated)
Loss from continuing operations, Basic (in Dollars per share)	$ (1.05)	$ (6.76)
Loss from continuing operations, diluted (in Dollars per share)	(1.05)	(6.76)
Loss from discontinued operations, basic (in Dollars per share)		(1.96)
Loss from discontinued operations, diluted (in Dollars per share)		(1.96)
Net loss, basic (in Dollars per share)	(1.05)	(8.72)
Net loss, diluted (in Dollars per share)	$ (1.05)	$ (8.72)
Basic weighted average number of ordinary shares outstanding (in Shares)	3,172,377	881,201
Diluted weighted average number of ordinary shares outstanding (in Shares)	3,172,377	881,201
Class B Ordinary Shares
Basic and diluted loss per ordinary share (restated)
Loss from continuing operations, Basic (in Dollars per share)	$ (16.81)	$ (33.42)
Loss from continuing operations, diluted (in Dollars per share)	(16.81)	(33.42)
Loss from discontinued operations, basic (in Dollars per share)		(9.69)
Loss from discontinued operations, diluted (in Dollars per share)		(9.69)
Net loss, basic (in Dollars per share)	(16.81)	(43.11)
Net loss, diluted (in Dollars per share)	$ (16.81)	$ (43.11)
Basic weighted average number of ordinary shares outstanding (in Shares)	197,474	178,296
Diluted weighted average number of ordinary shares outstanding (in Shares)	197,474	178,296